Bank Premises and Equipment	12 Months Ended
Dec. 31, 2019
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2019 and 2018 were as follows:

	Estimated
	useful lives				2019	2018
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$573,257	$563,302
Furniture, equipment and vehicles	1	-	20	years	313,880	292,958
Land					118,099	118,806
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(498,641)	(468,167)
Bank premises and equipment, net					$506,595	$506,899